Fees Summary	Aug. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,500,000
Previously Paid Amount	0.00
Total Fee Amount	959.40
Total Offset Amount	0.00
Net Fee	959.40
Narrative - Max Aggregate Offering Price	$ 6,500,000
Final Prospectus	true